Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
MIND TECHNOLOGY, INC.
VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

Col. A	Col. B	Col. C(1)	Col. C(2)		Col. D		Col. E
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts		Deductions Describe		Balance at End of Period
Allowance for doubtful accounts

January 31, 2021	$4,054	1,129	(43)	(a)	(3,364	) (b)	$1,776
January 31, 2020	$2,113	2,000	—	(a)	(59	) (b)	$4,054
Allowance for obsolete equipment and inventory
January 31, 2021	$1,404	321	1	(a)	(66	) (c)	$1,660
January 31, 2020	$1,222	298	1	(a)	(117	) (c)	$1,404

(a)	Represents translation differences.
(b)	Represents recoveries and uncollectible accounts written off.
(c)	Represents sale or scrap of inventory and obsolete equipment.